Corporate Social Responsibility (CSR) expenditure (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure Of Corporate Social Responsibility CSR Expenditure [Abstract]
Disclosure of detailed information about Corporate Social Responsibility (CSR) expenditure [Text Block]
Section 135 of the Companies Act, 2013, requires Company to spend towards Corporate Social Responsibility (CSR). The Company is expected to spend ₹ 32,850 towards CSR in compliance of this requirement. A sum of ₹ 32,850 has been spent during the current year towards CSR activities as per details given below.
	Amount (₹)
Organization	March 31, 2024	March 31, 2023
Sri Venkateswara institute of Research and Rehabilitation for the disabled trust, Dwarakha Tirumala	2,500	-
Voluntary Health Services Hospital, Taramani	1,500	1,800
Raju Vegesna Foundation, Visakapatanam	27,850	24,390
Shree Anand Charitable Trust, Mumbai		2,500
Sri Hanuman Mani Education & Culture Trust	1,000	800
CHILD (Project Sakthi)	-	800
Guided Fortune Samirti	-	2,500
Nayaki vidya mandir school	-	300
Total	32,850	33,090